Current Liabilites - Lease Liabilities	12 Months Ended
Jun. 30, 2025
Lease liabilities [abstract]
Current Liabilites - Lease Liabilities

Note 26. Current Liabilities - Lease Liabilities

Lease liabilities are as indicated below.

At the commencement date of the lease of its office premises, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term ending on July 14, 2025 using an incremental borrowing rate of 3%. The Company did not renew the lease for any further periods.

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Carrying amount at July 1	93	182
New lease	—	—
Payments	(93)	(89)
Carrying amount at June 30	—	93
Maturity analysis:
Year 1	—	98
Year 2	—	—
	—	98
Less: unearned interest	—	(5)
	—	93
Analyzed into:
Current portion	—	93
Non-current portion	—	—
	—	93

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	84	84	84
Lease finance costs	8	6	5
Expense relating to leases of low value assets	—	—	2
	92	90	91